Dividends - Additional Information (Details) $ / shares in Units, ¥ in Millions	1 Months Ended	4 Months Ended		8 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Dividends Payable [Line Items]
Dividends declared					$ 3,979,043,000		$ 1,155,225,000		$ 211,707,000
Dividend payable				$ 657,856,000	$ 657,856,000		212,960,000
Dividend declared per share | $ / shares					$ 55
Cash dividend declared	$ 3,958,000,000
Payment of common stock dividend				3,300,000,000
Sinovac Beijing, Sinovac LS and Sinovac Dalian
Dividends Payable [Line Items]
Dividends declared							1,155,000,000	¥ 8,432
Sinovac Antigua's
Dividends Payable [Line Items]
Cash dividend declared	$ 658,000,000
Common Shares
Dividends Payable [Line Items]
Dividends declared					$ 0		0		0
Dividend payable				$ 658,000,000	658,000,000		0
Common Shares | Sinovac Beijing, Sinovac LS and Sinovac Dalian
Dividends Payable [Line Items]
Dividends declared									$ 212,000,000	¥ 1,503
Payment of common stock dividend							$ 947,000,000	¥ 6,814
Common Shares | Sinovac LS
Dividends Payable [Line Items]
Payment of common stock dividend					213,000,000	¥ 1,618
Common Shares | Sinovac Beijing and Sinovac Dalian
Dividends Payable [Line Items]
Dividends declared					$ 21,000,000	¥ 146
Common Shares | Forecast | Sinovac Beijing and Sinovac Dalian
Dividends Payable [Line Items]
Dividends declared		$ 24,000,000	¥ 167